Equity - Each Component of Other Comprehensive Income and Related Tax Effect Including Non-controlling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Items that will not be reclassified to profit or loss, Before-tax:
Remeasurements of defined benefit plans, Net changes, Before-tax	¥ (132,188)	¥ (25,538)	¥ 47,383
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	(33,565)	(34,898)	20,020
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	(1,735)	(3,029)	1,729
Items that may be reclassified subsequently to profit or loss, Before-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Before-tax	356	378
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Before-tax	(31)	(88)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Before-tax	325	290
Exchange differences on translating foreign operations, Amount incurred during the year, Before-tax	(292,590)	97,122	(204,372)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Before-tax	(611)	(1,554)	188
Exchange differences on translating foreign operations, Net changes, Before-tax	(293,201)	95,568	(204,184)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Before-tax	(31,054)	(19,793)	12,266
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Before-tax			(1,155)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Before-tax	(31,054)	(19,793)	11,111
Total other comprehensive income, Before-tax	(491,418)	12,600	(123,941)
Items that will not be reclassified to profit or loss, Tax benefit (expense):
Remeasurements of defined benefit plans, Net changes, Tax benefit (expense)	29,205	1,793	(34,039)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	10,204	10,852	(732)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	185	192	(41)
Items that may be reclassified subsequently to profit or loss, Tax benefit (expense):
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Tax benefit (expense)	(47)	(55)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Tax benefit (expense)	1	(7)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Tax benefit (expense)	(46)	(62)
Exchange differences on translating foreign operations, Amount incurred during the year, Tax benefit (expense)	(176)	(443)	(4)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Tax benefit (expense)	176	443	4
Exchange differences on translating foreign operations, Net changes, Tax benefit (expense)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Tax benefit (expense)	661	946	(521)
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Tax benefit (expense)			30
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Tax benefit (expense)	661	946	(491)
Total other comprehensive income, Tax benefit (expense)	40,209	13,721	(35,303)
Items that will not be reclassified to profit or loss, Net-of-tax:
Remeasurements of defined benefit plans, Net changes, Net-of-tax	(102,983)	(23,745)	13,344
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	(23,361)	(24,046)	19,288
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	(1,550)	(2,837)	1,688
Items that may be reclassified subsequently to profit or loss, Net-of-tax:
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Amount incurred during the year, Net-of-tax	309	323
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Reclassification to profit or loss, Net-of-tax	(30)	(95)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income, Net changes, Net-of-tax	279	228
Exchange differences on translating foreign operations, Amount incurred during the year, Net-of-tax	(292,766)	96,679	(204,376)
Exchange differences on translating foreign operations, Reclassification to profit or loss, Net-of-tax	(435)	(1,111)	192
Exchange differences on translating foreign operations, Net changes, Net-of-tax	(293,201)	95,568	(204,184)
Share of other comprehensive income of investments accounted for using the equity method, Amount incurred during the year, Net-of-tax	(30,393)	(18,847)	11,745
Share of other comprehensive income of investments accounted for using the equity method, Reclassification to profit or loss, Net-of-tax			(1,125)
Share of other comprehensive income of investments accounted for using the equity method, Net changes, Net-of-tax	(30,393)	(18,847)	10,620
Total other comprehensive income, net of tax	¥ (451,209)	¥ 26,321	¥ (159,244)